October 30, 1997





   VIA EDGAR SYSTEM

   Securities and Exchange Commission
   450 Fifth Street, N.W.
   Judiciary Plaza
   Washington, D.C.  20549

             Re:  The Henlopen Fund
                  File Nos. 33-52154 and 811-7168
                  Rule 497(j) Certification

   Ladies & Gentlemen:

             The undersigned officer of The Henlopen Fund (the "Fund") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

             1. that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 6 to Form N-1A Registration Statement filed by the Company on October 28, 1997, which is the most recent amendment to such registration statement; and

             2. that the text of Post-Effective Amendment No. 6 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on October 28, 1997.

                                 Very truly yours,

                                 THE HENLOPEN FUND



                                 By:  /s/ Camille F. Wildes
                                      Camille F. Wildes
                                      Vice President/Compliance Officer